Long-term investment (Tables)	12 Months Ended
Mar. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
Schedule of long-term investment

Long-term investment consists of investment in privately held company. The following table sets forth the changes in the Group’s Long-term investment:

	Investment-2	Investment-3	Total
	USD	USD	USD
Balance as of March 31, 2024	15,552,775	1,841,055	17,393,830
Balance as of March 31, 2024 – Continuing operations	—	1,841,055	1,841,055
Balance as of March 31, 2024 – Discontinued operations	15,552,775	—	15,552,775
Share gain (loss) from equity investments	1,265,357	(11,073)	1,254,284
Loss due to valuation	(3,471,165)	—	(3,471,165)
Impairment	—	(1,819,678)	(1,819,678)
Foreign currency translation adjustments	(187,893)	(10,304)	(198,197)
Balance as of March 31, 2025	13,159,074	—	13,159,074
Balance as of March 31, 2025 – Continuing operations	13,159,074	—	13,159,074
Balance as of March 31, 2025 – Discontinued operations	—	—	—